Nature of Business and Significant Events (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Jul. 10, 2023 MXN ($)	Jul. 07, 2023 MXN ($)	Nov. 18, 2022 MXN ($)	Mar. 28, 2022 MXN ($) shares	Jan. 18, 2022 MXN ($)	Jan. 18, 2022	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	[1]	Dec. 31, 2022 MXN ($)	[1]	Sep. 12, 2023 MXN ($)	Mar. 24, 2022 MXN ($)
Nature of Business and Significant Events [Line Items]
Business segments							2
Other expenses							$ 529,722
Sales price							4,520,223	4,260,842	[2]	3,983,571	[2]
Interest expense							639,705	$ 827,812	[3]	$ 543,321
Issuance offering amount		$ 813,974
Net issuance of costs	$ 810,197
Agreement percentage						100.00%
Total cash consideration					$ 5,044,371
Subscribed paid shares (in Shares) | shares				55,514
Subscribed unpaid shares (in Shares) | shares				37,693
Transaction cost			$ 5,252	$ 16,610
Bottom of range [member]
Nature of Business and Significant Events [Line Items]
Maturity term		4
Top of range [member]
Nature of Business and Significant Events [Line Items]
Maturity term		7
Sale Jafra’s Land and Building [Member]
Nature of Business and Significant Events [Line Items]
Transactions price							402,200
Other expenses							529,722
Sales price							156,500
Interest expense							245,700
Long-term deposits							34,078
Impairment loss							166,581
JAFRA [Member]
Nature of Business and Significant Events [Line Items]
Loan amount	3,248,695
BBVA [Member]
Nature of Business and Significant Events [Line Items]
Loan amount	$ 1,500,000
Federal Economic Competition Commission [Member]
Nature of Business and Significant Events [Line Items]
Long-term loan													$ 4,498,695
line of credit [Member]
Nature of Business and Significant Events [Line Items]
Notional amount							$ 1,500,000					$ 950,000

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the consolidated statement of profit or loss and other comprehensive income for the years 2023 and 2022, resulting from the recognition in the cost of sales of direct labor expenses and the corresponding proportion of indirect variable and fixed costs, allocated based on normal operating capacity, which were erroneously classified in administrative and distribution expenses from Jafra Mexico segment. These reclassifications had no effect on inventory balances because the error was identified only in the correct presentation of expenses within cost of sales in the Consolidated statement of profit or loss and other comprehensive income.
[3]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.